Other Income (Expense), Net - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013	Jun. 30, 2011
Other Income Expense [Line Items]
Net earnings from subsidiaries		$ 225	$ 39
Impairment on investments		1,006
Zoo Digital Group PLC [Member]
Other Income Expense [Line Items]
Cost method investment, original cost			$ 1,341
Ownership percentage using cost method			9.00%
Investment fair value classified as available for sale securities		238	$ 253
Solutions, LLC [Member]
Other Income Expense [Line Items]
Net earnings from subsidiaries		225
Cash dividends received		407
Impairment on investments		$ 1,006
Predecessor
Other Income Expense [Line Items]
Net earnings from subsidiaries	$ 23			$ 599
Impairment on investments				2,112
Predecessor | IMO Entertainment LLC [Member]
Other Income Expense [Line Items]
Impairment on investments				1,000
Cost method investment, original cost				$ 1,000
Ownership percentage using cost method				5.00%
Predecessor | Zoo Digital Group PLC [Member]
Other Income Expense [Line Items]
Impairment on investments				$ 1,112
Predecessor | Solutions, LLC [Member]
Other Income Expense [Line Items]
Invested amount for packaging brokerage business					$ 1,093
Ownership percentage					50.00%
Net earnings from subsidiaries	23			599
Cash dividends received	$ 225			$ 381